Fair Value Measurements - Preferred Stock Warrant Liability (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2016
Fair Value Measurements
Warrants to purchase shares of convertible preferred stock			342,011
Exercise price			$ 7.3097
Warrants liability at fair value	$ 12,000	$ 1,447	$ 800